Annual Fund Operating Expenses - Anfield Universal Fixed Income Fund	Feb. 27, 2026
Anfield Universal Fixed Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.53%
Anfield Universal Fixed Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	2.28%
Anfield Universal Fixed Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.27%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.